Intangible Liabilities- Charter Agreements (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Intangible Liabilities- Charter Agreements
Amortization income of intangible liabilities-charter agreements	$ 23,420	$ 2,461
Amortization of intangible liabilities - related party	$ 5,385	$ 1,004
Weighted average useful lives	1 year 5 months 12 days